Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions			1 Months Ended	3 Months Ended								12 Months Ended
		Nov. 30, 2020	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Operating Revenue				$ 3,810	$ 3,963	$ 3,059	$ 3,113	$ 3,061	$ 2,815	$ 2,601	$ 2,943	$ 13,945		$ 11,420		$ 11,919
Depreciation, depletion and amortization												2,442		2,103		1,991
Equity in earnings of equity method investees												21		15		(1)
Interest income (expense)												109		95		101
Interest and related charges (benefit)												1,002		1,255		1,339
Income tax expense (benefit)		$ 336	$ 173									(148)		239		(59)
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest				197	152	212	411	717	170	155	315	972	[1],[2]	1,357	[1],[2]	(1,334)	[1],[2]
Net income (loss) attributable to Dominion Energy				(42)	$ 778	$ (453)	$ 711	1,341	$ 654	$ 285	$ 1,008	994		3,288		(401)
Investment in equity method affiliates	[3]		162	295				162				295		162
Capital expenditures												7,758		6,061		6,331
Total assets			99,590	104,243				99,590				104,243		99,590
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue												13,945		11,420		11,951
Adjustments & Eliminations
Segment Reporting Information [Line Items]
Operating Revenue												0		60		49
Depreciation, depletion and amortization												0		0		0
Equity in earnings of equity method investees												0		0		0
Interest income (expense)												(50)		(19)		(47)
Interest and related charges (benefit)												(50)		(19)		(47)
Income tax expense (benefit)												0		0		0
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest												0		0		0
Net income (loss) attributable to Dominion Energy												0		0		0
Investment in equity method affiliates	[3]		0	0				0				0		0
Capital expenditures												0		0		0
Total assets			(3,500)	(5,500)				(3,500)				(5,500)		(3,500)
Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue												0		0		(32)
Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue												(856)		(897)		(942)
Eliminations
Segment Reporting Information [Line Items]
Operating Revenue												(856)		(837)		(893)
Dominion Energy Virginia
Segment Reporting Information [Line Items]
Operating Revenue												9,643		7,976		7,763
Dominion Energy Virginia | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue												9,658		7,990		7,779
Depreciation, depletion and amortization												1,452		1,296		1,245
Equity in earnings of equity method investees												0		0		0
Interest income (expense)												17		11		11
Interest and related charges (benefit)												645		535		524
Income tax expense (benefit)												411		467		500
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest												0		0		0
Net income (loss) attributable to Dominion Energy												2,007		1,914		1,884
Investment in equity method affiliates	[3]		0	0				0				0		0
Capital expenditures												5,187		3,756		3,372
Total assets			50,000	55,300				50,000				55,300		50,000
Dominion Energy Virginia | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue												(15)		(14)		(16)
Dominion Energy South Carolina
Segment Reporting Information [Line Items]
Operating Revenue												3,330		2,975		2,787
Dominion Energy South Carolina | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue												3,323		2,968		2,782
Depreciation, depletion and amortization												507		486		474
Equity in earnings of equity method investees												0		(3)		(1)
Interest income (expense)												6		10		12
Interest and related charges (benefit)												220		206		219
Income tax expense (benefit)												132		125		107
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest												0		0		0
Net income (loss) attributable to Dominion Energy												505		437		419
Investment in equity method affiliates	[3]		0	0				0				0		0
Capital expenditures												708		694		700
Total assets			16,400	17,200				16,400				17,200		16,400
Dominion Energy South Carolina | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue												7		7		5
Contracted Energy
Segment Reporting Information [Line Items]
Operating Revenue												908		1,085		1,071
Contracted Energy | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue												890		1,018		1,019
Depreciation, depletion and amortization												123		162		182
Equity in earnings of equity method investees												2		(2)		(5)
Interest income (expense)												75		81		91
Interest and related charges (benefit)												18		42		75
Income tax expense (benefit)												64		49		(24)
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest												0		0		0
Net income (loss) attributable to Dominion Energy												173		232		202
Investment in equity method affiliates	[3]		74	103				74				103		74
Capital expenditures												683		420		730
Total assets			10,200	7,700				10,200				7,700		10,200
Contracted Energy | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue												18		67		52
Corporate and Other
Segment Reporting Information [Line Items]
Operating Revenue												920		221		1,191
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating Revenue												74		(616)		322
Depreciation, depletion and amortization												360		159		90
Equity in earnings of equity method investees												19		20		5
Interest income (expense)												61		12		34
Interest and related charges (benefit)												169		491		568
Income tax expense (benefit)												(755)		(402)		(642)
Net Income (Loss) From Discontinued Operations Including Noncontrolling Interest												972		1,357		(1,334)
Net income (loss) attributable to Dominion Energy												(1,691)		705		(2,906)
Investment in equity method affiliates	[3]		88	192				88				192		88
Capital expenditures												1,180		1,191		1,529
Total assets			$ 26,500	$ 29,500				$ 26,500				29,500		26,500
Corporate and Other | Intersegment revenue
Segment Reporting Information [Line Items]
Operating Revenue												$ 846		$ 837		$ 869

[1]	Includes income tax expense (benefit) of $225 million, $374 million and $(61) million for the years ended December 31, 2022, 2021 and 2020, respectively.
[2]	See Note 9 for amounts attributable to related parties.
[3]	Excludes liability to Atlantic Coast Pipeline.